Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail) - Defined Benefit Obligation [Member]	Dec. 31, 2019	Dec. 31, 2018
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	8.75%	10.80%
Rate of return on plan assets	8.75%	10.80%
Rate of salary increases	4.00%	4.00%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.60%	4.50%
Rate of return on plan assets	3.60%	4.50%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.10%	2.90%
Rate of return on plan assets	2.10%	2.90%
Rate of salary increases	3.00%	3.30%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	8.80%	7.50%
Rate of return on plan assets	8.80%	7.50%
Rate of salary increases	6.80%	6.00%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.40%	1.30%
Rate of return on plan assets	0.40%	1.30%
Rate of salary increases	2.30%	2.30%